Long-Term Incentive Plan and Other Compensatory Awards (Details 4) (USD $)	3 Months Ended		12 Months Ended				142 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Awards under the LTIP [Member]	Dec. 31, 2011 Awards under the LTIP [Member]	Dec. 31, 2012 Awards outside the LTIP [Member]	Dec. 31, 2011 Awards outside the LTIP [Member]	Dec. 31, 2012 Salaries and wages [Member]	Dec. 31, 2011 Salaries and wages [Member]	Dec. 31, 2012 Consulting expense [Member]	Dec. 31, 2011 Consulting expense [Member]	Dec. 31, 2012 General and administrative [Member]	Dec. 31, 2011 General and administrative [Member]
Stock-based compensation	$ 169,263	$ 1,221,231	$ 2,047,731	$ 305,180	$ 205,460	$ 365,089	$ 1,576,088	$ 2,027,031	$ 305,180	$ 20,700	$ 0	$ 1,389,001	$ 155,097	$ 275,924	$ 64,006	$ 382,806	$ 86,077